Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes
Schedule of components of income taxes
	Consolidated Group
Skr mn	2017	2016	2015
Income tax
Adjustment previous year	0	4	0
Current tax	-262	-382	-348
Deferred tax	27	156	0

Total income tax	-235	-222	-348

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	27	27	-63
Deferred tax	—	—	112
Tax on items not to be reclassified to profit or loss
Deferred tax	1	6	-11

Income tax related to other comprehensive income	28	33	38

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate, %	22.0	22.0	22.0
Profit before taxes	1,007	1,002	1,535

National tax based on profit before taxes	-222	-220	-338
Tax effects of:
Non-taxable income	1	0	0
Non-deductible expenses	-15	-1	-2
Imputed interest on tax allocation reserve	-2	-3	-5
Dividend received	—	—	—
Other	3	2	-3

Total tax	-235	-222	-348

Effective tax expense in %	23.3	22.2	22.7

Schedule of deferred taxes

	Consolidated Group
Skr mn	2017	2016
Deferred tax assets concerning:
Temporary differences, related to pensions	7	6
Other temporary differences	—	—

Total deferred tax assets	7	6

Deferred tax liabilities concerning:
Untaxed reserves	538	565

Total deferred tax liabilities	538	565

Net deferred tax liabilities (+) / tax assets (–)	531	559

Schedule of changes in deferred taxes
	Consolidated Group
Skr mn	2017	2016
Opening balance	559	720
Change through profit or loss	-27	-156
Change in other comprehensive income	-1	-5

Total	531	559